AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2020

	Shares	Value		Shares	Value
Common Stocks - 99.0%			Industrials - 18.0%
Communication Services - 8.0%			Albany International Corp., Class A	17,477	$1,219,370
The EW Scripps Co., Class A1	110,737	$1,344,347	Axon Enterprise, Inc.*	8,503	653,116
Sinclair Broadcast Group, Inc. , Class A [1]	58,610	1,753,612	Cubic Corp.	12,070	788,050
Total Communication Services		3,097,959	EMCOR Group, Inc.	4,522	371,573
Consumer Discretionary - 6.0%			Generac Holdings, Inc.*	3,591	371,992
Churchill Downs, Inc.[1]	3,616	522,078	Insperity, Inc.	5,537	483,768
Five Below, Inc. *	4,826	546,400	John Bean Technologies Corp. [1]	2,523	285,074
Helen of Troy, Ltd.*	3,338	631,049	Mercury Systems, Inc. *	10,201	782,927
Marriott Vacations Worldwide Corp.	2,617	314,668	RBC Bearings, Inc.*	1,279	198,897
Wingstop, Inc.	3,667	340,187	Sunrun, Inc. *,1	24,044	409,469
Total Consumer Discretionary		2,354,382	Tetra Tech, Inc.	2,922	250,123
Consumer Staples - 1.6%			TriNet Group, Inc.*	21,240	1,211,954
The Boston Beer Co., Inc. , Class A*,1	1,726	615,112	Total Industrials		7,026,313
Financials - 3.0%			Information Technology - 29.1%
Assetmark Financial Holdings, Inc. *,1	5,413	158,763	Avalara, Inc.*	5,921	504,114
Palomar Holdings, Inc. *	18,902	1,010,312	Domo, Inc. , Class B *	10,166	246,221
Total Financials		1,169,075	Entegris, Inc.	10,101	522,828
Health Care - 33.3%			Envestnet, Inc.*	5,560	438,517
ACADIA Pharmaceuticals, Inc. *	11,925	476,285	Everbridge, Inc.*,1	15,475	1,402,654
Addus HomeCare Corp. *	17,215	1,624,063	HubSpot, Inc. *,1	3,916	708,561
Agios Pharmaceuticals, Inc. *,1	11,301	550,698	Lattice Semiconductor Corp.*	22,526	418,984
Arrowhead Pharmaceuticals, Inc. *	7,162	300,159	LivePerson, Inc.*,1	16,739	686,466
AtriCure, Inc. *	23,716	922,552	Mimecast, Ltd.*	15,025	766,726
Bio-Techne Corp.	2,506	526,185	Monolithic Power Systems, Inc.	2,744	469,690
Catalent, Inc.*	5,006	305,867	Paylocity Holding Corp. *	5,926	840,840
CryoLife, Inc.*	13,460	400,300	Q2 Holdings, Inc.*,1	12,421	1,082,987
Encompass Health Corp.	12,426	957,175	Rapid7, Inc.*	16,746	994,377
Global Blood Therapeutics, Inc. *,1	6,724	438,808	RealPage, Inc.*	12,474	727,858
Haemonetics Corp. *	2,277	244,527	Semtech Corp.*	10,775	519,247
HealthEquity, Inc. *	6,985	461,429	Silicon Laboratories, Inc. *	7,664	753,448
HMS Holdings Corp. *	12,539	342,566	Virtusa Corp. *	6,295	262,124
iRhythm Technologies, Inc. *,1	2,605	223,066	Total Information Technology		11,345,642
LHC Group, Inc. *	9,447	1,376,900	Total Common Stocks
Mirati Therapeutics, Inc. *,1	3,721	323,094	(Cost $33,307,648)		38,572,712
R1 RCM, Inc.*	78,137	976,713		Principal
Radius Health, Inc.*	26,738	469,519		Amount
Repligen Corp. *	7,931	796,193	Short-Term Investments - 1.5%
Sage Therapeutics, Inc. *,1	3,381	224,093	Joint Repurchase Agreements - 0.8%[2]
Tabula Rasa HealthCare, Inc. *,1	6,840	397,199	Citadel Securities LLC, dated 01/31/20, due
			02/03/20, 1.630% total to be received $311,901
Tandem Diabetes Care, Inc. *	5,934	451,221	(collateralized by various U.S. Treasuries,
Turning Point Therapeutics, Inc. *	3,002	175,617	0.000% - 8.500%, 02/13/20 - 09/09/49,
			totaling $318,139)	$311,859	311,859
Total Health Care		12,964,229

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)

	Shares	Value		Value
Other Investment Companies - 0.7%			Total Investments - 100.5%
Dreyfus Government Cash Management Fund,			(Cost $33,898,402)	$39,163,466
Institutional Shares, 1.49% [3]	92,036	$92,036	Other Assets, less Liabilities - (0.5)%	(189,824)
Dreyfus Institutional Preferred Government			Net Assets - 100.0%	$38,973,642
Money Market Fund, Institutional Shares,
1.52% [3]	92,035	92,035
JPMorgan U. S. Government Money Market Fund,
IM Shares, 1.52% [3]	94,824	94,824
Total Other Investment Companies		278,895
Total Short-Term Investments
(Cost $590,754)		590,754

* Non-income producing security.			[3] Yield shown represents the January 31, 2020, seven day average yield, which refers to
[1] Some of these securities, amounting to $9,483,706 or 24.3% of net assets, were out on			the sum of the previous seven days' dividends paid, expressed as an annual
loan to various borrowers and are collateralized by cash and various U. S. Treasury			percentage.
Obligations. See below for more information.
[2] Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks †	$38,572,712	—	—	$38,572,712
Short-Term Investments
Joint Repurchase Agreements	—	$311,859	—	311,859
Other Investment Companies	278,895	—	—	278,895
Total Investments in Securities	$38,851,607	$311,859	—	$39,163,466

† All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio
Investments.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash and securities collateral received at January 31, 2020, were as follows:

	Cash	Securities	Total
Securities	Collateral	Collateral	Collateral
Loaned	Received	Received	Received
$9,483,706	$311,859	$9,604,130	$9,915,989

The following table summarizes the securities received as collateral for securities lending at January 31, 2020:
Collateral		Coupon	Maturity
Type		Range	Date Range
U. S. Treasury Obligations		0.000%-7.625%	02/15/20-02/15/49

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.

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